As filed with the Securities and Exchange Commission on October 30, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Emily R. Enslow, Vice President/Secretary
Advisors Series Trust
c/o U.S. Bank Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-6872
Registrant’s telephone number, including area code

Date of fiscal year end:  November 30, 2018

Date of reporting period:  August 31, 2018

Item 1. Schedules of Investments.

PIA BBB BOND FUND
Schedule of Investments - August 31, 2018 (Unaudited)

Principal
Amount/Shares			Value
	CORPORATE BONDS	89.7%
	Aerospace & Defense	0.9%
	Lockheed Martin Corp.
$ 800,000	4.70%, due 5/15/46		$855,975
	Rockwell Collins, Inc.
750,000	3.20%, due 3/15/24		729,109
			1,585,084
	Agricultural Chemicals	0.4%
	Mosaic Co.
785,000	3.75%, due 11/15/21		786,102
	Agriculture	0.6%
	Bunge Limited Finance Corp.
550,000	8.50%, due 6/15/19		573,023
600,000	3.75%, due 9/25/27		561,474
			1,134,497
	Auto Parts	1.0%
	Advance Auto Parts, Inc.
1,100,000	5.75%, due 5/1/20		1,138,739
	AutoZone, Inc.
600,000	3.125%, due 7/15/23		587,130
			1,725,869
	Autos	1.5%
	Ford Motor Co.
675,000	7.45%, due 7/16/31		750,573
	Ford Motor Credit Co. LLC
600,000	5.875%, due 8/2/21		627,013
1,000,000	3.815%, due 11/2/27		901,125
	General Motors Co.
400,000	5.20%, due 4/1/45		368,412
			2,647,123
	Banks	7.3%
	Associated Banc-Corp
400,000	2.75%, due 11/15/19		398,557
	Barclays Bank PLC
700,000	5.14%, due 10/14/20		718,776
1,000,000	4.836%, due 5/9/28		951,571
	Capital One Bank USA N.A.
1,100,000	3.375%, due 2/15/23		1,077,377
	Citigroup, Inc.
500,000	2.70%, due 3/30/21		492,906
1,000,000	3.50%, due 5/15/23		986,984
700,000	3.40%, due 5/1/26		671,430
1,000,000	4.45%, due 9/29/27		992,558
540,000	5.30%, due 5/6/44		577,821
	Credit Suisse Group
700,000	5.40%, due 1/14/20		719,989
	Credit Suisse Group Funding (Guernsey) Ltd.
650,000	4.55%, due 4/17/26		660,633

	Discover Bank
700,000	3.20%, due 8/9/21		694,067
	Fifth Third Bancorp
225,000	8.25%, due 3/1/38		311,796
	First Tennessee Bank
500,000	2.95%, due 12/1/19		499,622
	JPMorgan Chase & Co.
1,500,000	4.25%, due 10/1/27		1,503,042
	KeyCorp
900,000	5.10%, due 3/24/21		941,140
	Lloyds Banking Group plc
800,000	4.65%, due 3/24/26		792,502
			12,990,771
	Biotechnology	1.4%
	Amgen, Inc.
720,000	3.875%, due 11/15/21		733,864
1,006,000	4.663%, due 6/15/51		1,010,021
	Celgene Corp.
800,000	4.625%, due 5/15/44		758,014
			2,501,899
	Broker	2.3%
	Goldman Sachs Group, Inc.
950,000	6.75%, due 10/1/37		1,153,526
	Merrill Lynch & Co., Inc.
1,050,000	6.11%, due 1/29/37		1,219,061
	Morgan Stanley
900,000	4.875%, due 11/1/22		938,807
	Nomura Holdings, Inc.
700,000	6.70%, due 3/4/20		734,330
			4,045,724
	Building Materials	0.4%
	Owens Corning Inc.
775,000	4.20%, due 12/15/22		784,132
	Chemicals	0.9%
	Dow Chemical Co.
865,000	7.375%, due 11/1/29		1,093,053
	RPM International, Inc.
500,000	6.125%, due 10/15/19		515,222
			1,608,275
	Commercial Finance	1.0%
	AerCap Ireland Capital Ltd.
1,000,000	4.625%, due 10/30/20		1,023,088
	Air Lease Corp.
700,000	3.875%, due 4/1/21		705,219
			1,728,307
	Communications	0.3%
	Telefonica Emisiones SAU
475,000	7.045%, due 6/20/36		578,483
	Communications Equipment	0.3%
	Harris Corp.
500,000	6.15%, due 12/15/40		589,337

	Construction Materials Manufacturing	0.3%
	Vulcan Materials Co.
620,000	3.90%, due 4/1/27		598,528
	Consumer Finance	0.8%
	Fidelity National Information Services, Inc.
1,000,000	4.75%, due 5/15/48		1,013,105
	Synchrony Financial
500,000	4.50%, due 7/23/25		487,608
			1,500,713
	Consumer Products	0.3%
	Church & Dwight Co., Inc.
500,000	3.15%, due 8/1/27		470,332
	Diversified Banks	0.5%
	Deutsche Bank AG
1,000,000	4.10%, due 1/13/26		957,194
	Drugs and Druggists’ Sundries Merchant Wholesalers	1.0%
	Actavis Funding SCS
700,000	3.00%, due 3/12/20		698,391
850,000	3.45%, due 3/15/22		844,491
268,000	4.75%, due 3/15/45		267,922
			1,810,804
	Electric Utilities	2.2%
	Dominion Resources, Inc.
500,000	2.00%, due 8/15/21		479,939
470,000	4.90%, due 8/1/41		494,776
	Exelon Corp.
1,015,000	5.625%, due 6/15/35		1,159,275
	Jersey Central Power & Light
700,000	7.35%, due 2/1/19		713,232
	NiSource Finance Corp.
400,000	5.25%, due 2/15/43		444,626
	Teco Finance, Inc.
550,000	5.15%, due 3/15/20		564,885
			3,856,733
	Electrical Equipment Manufacturing	1.1%
	Fortive Corp.
750,000	3.15%, due 6/15/26		705,369
	Johnson Controls International Plc
1,230,000	4.25%, due 3/1/21		1,252,708
			1,958,077
	Exploration & Production	1.2%
	Apache Corp.
551,000	3.25%, due 4/15/22		545,917
600,000	4.75%, due 4/15/43		576,324
	EOG Resources, Inc.
527,000	2.625%, due 3/15/23		509,598
	Noble Energy, Inc.
533,000	3.90%, due 11/15/24		528,821
			2,160,660
	Finance	0.5%
	Block Financial Corp.
900,000	5.50%, due 11/1/22		940,209

	Financial Services	2.9%
	Ares Capital Corp.
1,000,000	4.25%, due 3/1/25		969,729
	AXA Equitable Holdings, Inc.
1,000,000	5.00%, due 4/20/48 (c)		945,384
	BrightSphere Investment Group plc
1,000,000	4.80%, due 7/27/26		977,529
	Brookfield Finance, Inc.
1,000,000	4.25%, due 6/2/26		996,183
	Legg Mason, Inc.
500,000	5.625%, due 1/15/44		513,937
	Leucadia National Corp.
700,000	5.50%, due 10/18/23		728,565
			5,131,327
	Food	0.9%
	ConAgra Brands, Inc.
1,300,000	7.00%, due 10/1/28		1,523,108
	Food and Beverage	0.9%
	Kraft Heinz Foods Co.
700,000	3.50%, due 7/15/22		696,652
1,000,000	4.375%, due 6/1/46		879,283
			1,575,935
	Hardware	0.5%
	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
900,000	6.02%, due 6/15/26 (c)		955,562
	Health and Personal Care Stores	2.6%
	CVS Health Corp.
500,000	3.70%, due 3/9/23		500,235
620,000	3.875%, due 7/20/25		612,713
1,000,000	2.875%, due 6/1/26		920,278
500,000	4.30%, due 3/25/28		497,102
500,000	4.78%, due 3/25/38		499,874
500,000	5.125%, due 7/20/45		513,383
1,000,000	5.05%, due 3/25/48		1,024,402
			4,567,987
	Health Care Facilities and Services	0.8%
	Express Scripts Holding Co.
800,000	4.75%, due 11/15/21		827,670
	Laboratory Corporation of America Holdings
640,000	3.25%, due 9/1/24		619,322
			1,446,992
	Home and Office Products Manufacturing	0.5%
	Newell Brands, Inc.
1,000,000	4.20%, due 4/1/26		966,425
	Information Technology	0.4%
	Ingram Micro, Inc.
775,000	5.00%, due 8/10/22		766,955
	Insurance	2.7%
	American International Group, Inc.
1,050,000	4.875%, due 6/1/22		1,101,485
100,000	6.25%, due 3/15/87		103,250
	Anthem, Inc.
600,000	4.65%, due 8/15/44		587,671

	Aon Corp.
600,000	5.00%, due 9/30/20		620,238
	AXA SA
500,000	8.60%, due 12/15/30		651,250
	Lincoln National Corp.
120,000	3.80%, due 3/1/28		116,861
	Markel Corp.
20,000	4.90%, due 7/1/22		20,769
	Metlife, Inc.
855,000	6.40%, due 12/15/66		914,850
	Unum Group
700,000	5.625%, due 9/15/20		728,758
			4,845,132
	Integrated Oils	0.5%
	Ecopetrol S.A.
900,000	4.125%, due 1/16/25		882,000
	Lodging	0.4%
	Host Hotels & Resorts LP
600,000	4.75%, due 3/1/23		616,340
	Machinery	0.5%
	Flowserve Corp.
900,000	3.50%, due 9/15/22		881,321
	Manufacturing	0.6%
	Boston Scientific Corp.
1,000,000	4.125%, due 10/1/23		1,021,062
	Media	3.1%
	Discover Communications LLC
500,000	3.30%, due 5/15/22		492,876
	Expedia, Inc.
800,000	5.95%, due 8/15/20		838,976
	Omnicom Group, Inc.
400,000	3.625%, due 5/1/22		398,743
	Time Warner Entertainment Company, L.P.
810,000	8.375%, due 7/15/33		1,020,661
	Viacom Inc.
700,000	3.875%, due 4/1/24		688,321
610,000	4.375%, due 3/15/43		528,253
	Warner Media LLC
500,000	4.05%, due 12/15/23		506,679
1,000,000	4.85%, due 7/15/45		939,721
			5,414,230
	Medical Equipment and Devices Manufacturing	0.6%
	Abbott Laboratories
1,000,000	4.90%, due 11/30/46		1,093,624
	Medical Equipment and Supplies Manufacturing	0.5%
	Becton Dickinson and Co.
800,000	4.685%, due 12/15/44		795,478
	Metals	0.5%
	Southern Copper Corp.
750,000	6.75%, due 4/16/40		890,846

	Metals and Mining	0.6%
	Goldcorp Inc.
500,000	3.70%, due 3/15/23		497,596
	Reliance Steel & Aluminum Co.
500,000	4.50%, due 4/15/23		510,156
			1,007,752
	Mining	1.0%
	Newmont Mining Corp.
800,000	4.875%, due 3/15/42		790,570
	Vale Overseas Limited
222,000	4.375%, due 1/11/22		223,709
700,000	6.875%, due 11/21/36		809,375
			1,823,654
	Navigational, Measuring, Electromedical, and Control Instruments Manufacturing	0.3%
	Northrop Grumman Corp.
500,000	4.75%, due 6/1/43		520,511
	Newspaper, Periodical, Book, and Directory Publishers	1.0%
	21st Century Fox America, Inc.
1,460,000	6.20%, due 12/15/34		1,782,050
	Nondepository Credit Intermediation	1.5%
	General Motors Financial Co., Inc.
800,000	3.15%, due 1/15/20		800,633
800,000	4.20%, due 3/1/21		811,662
600,000	4.00%, due 1/15/25		582,404
500,000	3.85%, due 1/5/28		466,130
			2,660,829
	Oil and Gas	6.6%
	Anadarko Petroleum Corp.
900,000	6.45%, due 9/15/36		1,048,691
	Enterprise Products Operating LLC
1,850,000	4.85%, due 8/15/42		1,902,173
	Hess Corp.
800,000	5.60%, due 2/15/41		814,380
	Kinder Morgan Energy Partners
600,000	3.05%, due 12/1/19		600,159
750,000	3.95%, due 9/1/22		758,874
1,270,000	5.80%, due 3/15/35		1,342,022
700,000	5.55%, due 6/1/45		733,751
	Pemex Master Trust
1,150,000	6.625%, due 6/15/35		1,118,375
	Petroleos Mexicanos
700,000	5.50%, due 1/21/21		721,000
1,500,000	5.35%, due 2/12/28 (c)		1,403,250
	Pioneer Natural Resource Co.
400,000	3.95%, due 7/15/22		406,386
	Valero Energy Corp.
655,000	6.625%, due 6/15/37		795,062
			11,644,123
	Oil and Gas Extraction	0.4%
	Canadian Natural Resources Ltd.
700,000	4.95%, due 6/1/47		738,181

	Oil and Gas Services and Equipment	0.6%
	Halliburton Co.
1,000,000	3.80%, due 11/15/25		1,000,267
	Other Telecommunications	3.0%
	AT&T, Inc.
745,000	4.10%, due 2/15/28 (c)		722,495
1,537,000	4.30%, due 2/15/30 (c)		1,477,208
1,200,000	4.50%, due 5/15/35		1,118,913
700,000	6.00%, due 8/15/40		740,904
1,400,000	4.80%, due 6/15/44		1,282,381
			5,341,901
	Paper	1.0%
	International Paper Co.
700,000	6.00%, due 11/15/41		783,130
	Weyerhaeuser Co.
800,000	7.375%, due 3/15/32		1,022,928
			1,806,058
	Pharmaceuticals	3.5%
	AbbVie, Inc.
500,000	2.30%, due 5/14/21		487,804
1,000,000	3.60%, due 5/14/25		978,260
800,000	4.40%, due 11/6/42		753,203
	Mylan N.V.
1,000,000	3.15%, due 6/15/21		986,030
	Shire Acquisitions Investments Ireland DAC
1,500,000	2.875%, due 9/23/23		1,434,068
	Teva Pharmaceutical Finance Netherlands III B.V.
2,000,000	3.15%, due 10/1/26		1,661,874
			6,301,239
	Pipeline Transportation of Crude Oil	0.6%
	Magellan Midstream Partners LP
500,000	3.20%, due 3/15/25		478,112
	Sunoco Logistics Partners
500,000	4.25%, due 4/1/24		501,592
			979,704
	Pipeline Transportation of Natural Gas	1.0%
	Williams Partners L.P.
500,000	3.60%, due 3/15/22		499,457
800,000	3.90%, due 1/15/25		793,034
500,000	5.10%, due 9/15/45		503,710
			1,796,201
	Pipelines	2.6%
	El Paso Electric Co.
850,000	6.00%, due 5/15/35		976,178
	Enbridge Energy Partners, L.P.
590,000	5.20%, due 3/15/20		606,050
	Energy Transfer Partners L.P.
700,000	5.20%, due 2/1/22		730,139
1,000,000	7.60%, due 2/1/24		1,128,125
	Oneok Partners L.P.
1,200,000	3.375%, due 10/1/22		1,186,988
			4,627,480

	Property & Casualty Insurance	1.3%
	Mercury General Corp.
1,000,000	4.40%, due 3/15/27		976,433
	The Hanover Insurance Group, Inc.
1,400,000	4.50%, due 4/15/26		1,400,436
			2,376,869
	Railroad	0.8%
	Canadian Pacific Railway Co.
700,000	2.90%, due 2/1/25		672,509
	Norfolk Southern Corp.
700,000	3.85%, due 1/15/24		711,652
			1,384,161
	Real Estate	2.9%
	American Homes 4 Rent LP
1,000,000	4.25%, due 2/15/28		971,156
	Columbia Property Trust Operating Partnership, L.P.
1,000,000	3.65%, due 8/15/26		942,601
	Crown Castle International Corp.
500,000	3.65%, due 9/1/27		474,254
	Essex Portfolio, L.P.
1,000,000	3.375%, due 4/15/26		959,466
	STORE Capital Corp.
810,000	4.50%, due 3/15/28		798,964
	UDR, Inc.
1,000,000	3.50%, due 7/1/27		961,827
			5,108,268
	Real Estate Investment Trusts	0.9%
	Health Care REIT, Inc.
1,050,000	5.25%, due 1/15/22		1,100,449
	Ventas Realty LP
500,000	3.75%, due 5/1/24		496,072
			1,596,521
	Refining & Marketing	0.3%
	Marathon Petroleum Corp.
500,000	3.625%, due 9/15/24		497,624
	Restaurants	0.3%
	McDonald’s Corp.
550,000	4.875%, due 12/9/45		577,135
	Retail	1.0%
	Macy’s Retail Holdings, Inc.
800,000	2.875%, due 2/15/23		757,022
	Walgreens Boots Alliance
1,000,000	4.80%, due 11/18/44		968,522
			1,725,544
	Retail - Consumer Discretionary	0.1%
	AutoNation, Inc.
200,000	3.50%, due 11/15/24		190,909
	Retail - Consumer Staples	0.6%
	Sysco Corp.
1,000,000	2.50%, due 7/15/21		979,133
	Scientific Instruments	0.5%
	Thermo Fisher Scientific, Inc.
900,000	3.60%, due 8/15/21		905,235

	Software	0.7%
	Fiserv, Inc.
700,000	3.50%, due 10/1/22		697,526
600,000	3.85%, due 6/1/25		597,940
			1,295,466
	Software & Services	0.5%
	Equifax, Inc.
200,000	2.30%, due 6/1/21		193,258
	Hewlett Packard Enterprise Co.
700,000	4.90%, due 10/15/25 (b)		722,967
			916,225
	Telecommunications	2.3%
	American Tower Corp.
1,350,000	5.05%, due 9/1/20		1,393,068
	British Telecommunications PLC
855,000	9.125%, due 12/15/30 (d)		1,222,588
	Deutsche Telekom International Finance
345,000	8.75%, due 6/15/30 (e)		468,058
	France Telecom SA
575,000	5.375%, due 1/13/42		630,702
	Grupo Televisa SAB
400,000	6.625%, due 3/18/25		454,294
			4,168,710
	Tobacco	1.1%
	BAT Capital Corp.
600,000	4.54%, due 8/15/47 (c)		557,076
	Reynolds American, Inc.
1,400,000	4.45%, due 6/12/25		1,421,993
			1,979,069
	Toys and Games	0.2%
	Mattel, Inc.
320,000	5.45%, due 11/1/41		259,200
	Transportation	1.0%
	CSX Corp.
1,390,000	6.22%, due 4/30/40		1,710,587
	Transportation and Logistics	0.8%
	FedEx Corp.
1,000,000	4.00%, due 1/15/24		1,025,516
	Kirby Corp.
450,000	4.20%, due 3/1/28		445,566
			1,471,082
	Travel & Lodging	0.3%
	Marriott International, Inc.
600,000	3.75%, due 3/15/25		592,083
	Utilities	0.8%
	PSEG Power LLC
500,000	4.30%, due 11/15/23		508,607
	Southern Co.
1,000,000	3.25%, due 7/1/26		943,073
			1,451,680
	Utilities - Gas	0.4%
	National Fuel Gas Co.
680,000	4.90%, due 12/1/21		699,603

	Waste and Environment Services and Equipment	0.4%
	Waste Management, Inc.
700,000	3.125%, due 3/1/25		679,575
	Wired Telecommunications Carriers	2.8%
	Verizon Communications, Inc.
900,000	5.15%, due 9/15/23		966,761
4,200,000	4.522%, due 9/15/48		3,968,235
			4,934,996
	Wireless Telecommunications Services	0.9%
	Vodafone Group PLC
1,600,000	2.95%, due 2/19/23		1,554,024
	Total Corporate Bonds (cost $159,974,715)		159,416,826

	SOVEREIGN BONDS	7.0%
	Republic of Colombia
1,000,000	7.375%, due 3/18/19		1,025,000
600,000	3.875%, due 4/25/27		584,850
890,000	7.375%, due 9/18/37		1,142,537
	Republic of Italy
1,050,000	6.875%, due 9/27/23		1,151,492
	Republic of Panama
200,000	5.20%, due 1/30/20		206,700
750,000	6.70%, due 1/26/36		939,375
	Republic of Peru
1,050,000	6.55%, due 3/14/37		1,341,375
	Republic of Philippines
1,625,000	5.00%, due 1/13/37		1,789,884
	Republic of Uruguay
209,742	8.00%, due 11/18/22		237,323
	United Mexican States
1,684,000	3.625%, due 3/15/22		1,688,968
2,490,000	4.75%, due 3/8/44		2,385,420
			12,492,924
	Total Sovereign Bonds (cost $12,934,626)		12,492,924

	U.S. GOVERNMENT INSTRUMENTALITIES	1.4%
	U.S. Treasury Securities	1.4%
	U.S. Treasury Note
2,500,000	2.875%, due 8/15/28		2,505,127
	Total U.S. Government Instrumentalities (cost $2,511,617)		2,505,127

	SHORT-TERM INVESTMENTS	0.6%
1,078,952	Fidelity Institutional Money Market Government Portfolio - Class I, 1.82% (a)		1,078,952
	Total Short-Term Investments (cost $1,078,952)		1,078,952

	Total Investments (cost $176,499,910)	98.7%	175,493,829
	Other Assets less Liabilities	1.3%	2,311,907
	TOTAL NET ASSETS	100.0%	$177,805,736

(a)	Rate shown is the 7-day annualized yield as of August 31, 2018.
(b)	Step-up bond; pays one interest rate for a certain period and a higher rate thereafter. The interest
	rate shown is the rate in effect as of August 31, 2018, and remains in effect until the bond’s maturity date.
(c)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securites Act of 1933, as amended, and
	may be sold only to dealers in the program or other “qualified institutional buyers.”
	Pacific Income Advisers, Inc., the Fund’s adviser, has determined that such security is liquid in
	accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.
	As of August 31, 2018, the value of these investments was $6,060,975 or 3.41% of total net assets.
(d)	Step-up bond; pays one interest rate for a certain period and can either increase or decrease thereafter.
	Coupon rate increases by 25 basis points for each rating downgrade of one notch below A-/A3 made by
	Standard & Poor’s or Moody’s Investors Service, Inc. Coupon rate decreases by 25 basis points for each
	upgrade. The minimum coupon rate is 8.625%.
(e)	Step-up bond; pays one interest rate for a certain period and can either increase or decrease thereafter.
	Coupon rate increases by 50 basis points if both Standard & Poor’s and Moody’s ratings are downgraded to
	less than an A rating. If the rating is then raised to higher than BBB, the coupon rate decreases by 50 basis points.
	Basis point = 1/100th of a percent.

	Country Allocation
	Country	% of Net Assets
	United States	77.2%
	United Kingdom	3.9%
	Mexico	3.7%
	Ireland	2.1%
	Colombia	2.0%
	Netherlands	1.8%
	Canada	1.6%
	Luxembourg	1.0%
	Philippines	1.0%
	France	0.9%
	Peru	0.8%
	Italy	0.7%
	Panama	0.6%
	Brazil	0.6%
	Germany	0.5%
	Japan	0.4%
	Switzerland	0.4%
	Guernsey	0.4%
	Spain	0.3%
	Uruguay	0.1%
		100.0%

PIA HIGH YIELD FUND
Schedule of Investments - August 31, 2018 (Unaudited)

Principal
Amount/Shares			Value
	CORPORATE BONDS	98.2%
	Aerospace/Defense	1.8%
	TransDigm, Inc.
$ 500,000	6.00%, due 7/15/22		$506,250
	Triumph Group, Inc.
660,000	7.75%, due 8/15/25		642,675
			1,148,925
	Apparel & Textile Products	0.9%
	Wolverine World Wide, Inc.
600,000	5.00%, due 9/1/26 (b)		580,500
	Biotechnology	1.4%
	Sotera Health Topco, Inc.
840,000	8.125% Cash or 8.875% PIK, due 11/1/21 (b) (e)		850,500
	Building Materials	0.6%
	U.S. Concrete, Inc.
400,000	6.375%, due 6/1/24		405,500
	Casinos and Gaming	0.8%
	Scientific Games International, Inc.
500,000	5.00%, due 10/15/25 (b)		476,250
	Chemical and Allied Products Merchant Wholesalers	1.1%
	Univar USA, Inc.
650,000	6.75%, due 7/15/23 (b)		671,125
	Chemicals	7.8%
	Consolidated Energy Finance SA
410,000	6.875%, due 6/15/25 (b)		424,555
200,000	6.50%, due 5/15/26 (b)		201,750
	CSTN Merger Sub, Inc.
730,000	6.75%, due 8/15/24 (b)		727,263
	Kissner Milling Company Ltd.
710,000	8.375%, due 12/1/22 (b)		725,975
	Koppers, Inc.
800,000	6.00%, due 2/15/25 (b)		805,999
	LSB Industries, Inc.
650,000	9.625%, due 5/1/23 (b)		680,875
	OCI NV
625,000	6.625%, due 4/15/23 (b)		649,219
	TPC Group, Inc.
675,000	8.75%, due 12/15/20 (b)		678,375
			4,894,011
	Commercial and Service Industry Machinery Manufacturing	1.1%
	ATS Automation Tooling Systems, Inc.
695,000	6.50%, due 6/15/23 (b)		719,325
	Communications Equipment	0.8%
	CommScope Technologies LLC
500,000	6.00%, due 6/15/25 (b)		520,000
	Construction Machinery	1.4%
	Jurassic Holdings III
925,000	6.875%, due 2/15/21 (b)		906,500

	Construction Materials Manufacturing	1.2%
	Boise Cascade Co.
760,000	5.625%, due 9/1/24 (b)		782,800
	Consumer Cyclical Services	1.2%
	APX Group, Inc.
63,000	6.375%, due 12/1/19		64,004
660,000	8.75%, due 12/1/20		661,650
			725,654
	Consumer Products	0.9%
	Coty, Inc.
600,000	6.50%, due 4/15/26 (b)		565,875
	Consumer Services	4.4%
	AMN Healthcare, Inc.
820,000	5.125%, due 10/1/24 (b)		798,475
	Aramark Services, Inc.
500,000	5.00%, due 2/1/28 (b)		490,625
	Carriage Services, Inc.
400,000	6.625%, due 6/1/26 (b)		409,000
	LSC Communications, Inc.
590,000	8.75%, due 10/15/23 (b)		584,838
	Stonemor Partners LP
500,000	7.875%, due 6/1/21		477,500
			2,760,438
	Containers and Packaging	3.1%
	ARD Finance S.A.
450,000	7.125% Cash or 7.875% PIK, due 9/15/23 (e)		457,312
	BWAY Holding Co.
20,000	5.50%, due 4/15/24 (b)		19,925
	Crown Americas LLC/Crown Americas Capital Corp VI
100,000	4.75%, due 2/1/26 (b)		96,250
	Flex Acquisition Co., Inc.
100,000	7.875%, due 7/15/26 (b)		100,375
	Plastipak Holdings, Inc.
680,000	6.25%, due 10/15/25 (b)		629,850
	W/S Packaging Holdings, Inc.
600,000	9.00%, due 4/15/23 (b)		615,000
			1,918,712
	Distributors	1.4%
	Ferrellgas Partners LP
200,000	8.625%, due 6/15/20		197,000
775,000	6.50%, due 5/1/21		713,000
			910,000
	Diversified Manufacturing	0.9%
	Griffon Corp.
550,000	5.25%, due 3/1/22		544,665
	Educational Services	0.2%
	Graham Holdings Co.
100,000	5.75%, due 6/1/26 (b)		102,500
	Electrical Equipment Manufacturing	0.9%
	Itron, Inc.
560,000	5.00%, due 1/15/26 (b)		535,192

	Financial Services	1.5%
	LPL Holdings, Inc.
500,000	5.75%, due 9/15/25 (b)		490,000
	Trident Merger Sub, Inc.
500,000	6.625%, due 11/1/25 (b)		474,375
			964,375
	Food and Beverage	5.7%
	Clearwater Seafoods, Inc.
730,000	6.875%, due 5/1/25 (b)		706,275
	Dean Foods Co.
600,000	6.50%, due 3/15/23 (b)		573,000
	Matterhorn Merger Sub LLC / Matterhorn Finance Sub, Inc.
650,000	8.50%, due 6/1/26 (b)		627,250
	Pilgrim’s Pride Corp.
600,000	5.75%, due 3/15/25 (b)		582,000
	Sigma Holdco BV
600,000	7.875%, due 5/15/26 (b)		570,000
	Simmons Foods, Inc.
500,000	7.75%, due 1/15/24 (b)		516,250
			3,574,775
	Hardware	1.2%
	Everi Payments Inc.
732,000	7.50%, due 12/15/25 (b)		745,542
	Health Care Facilities and Services	0.8%
	Hadrian Merger Sub, Inc.
500,000	8.50%, due 5/1/26 (b)		475,000
	Home Improvement	1.7%
	Apex Tool Group LLC/BC Mountain Finance, Inc.
600,000	9.00%, due 2/15/23 (b)		586,500
	Jeld-Wen, Inc.
500,000	4.875%, due 12/15/27 (b)		467,500
			1,054,000
	Homebuilders	0.6%
	Williams Scotsman International, Inc.
350,000	6.875%, due 8/15/23 (b)		347,813
	Industrial - Other	5.4%
	Brand Energy & Infrastructure Services, Inc.
750,000	8.50%, due 7/15/25 (b)		773,438
	Cleaver-Brooks, Inc.
675,000	7.875%, due 3/1/23 (b)		698,625
	First Data Corp.
390,000	5.75%, due 1/15/24 (b)		399,263
	Frontdoor, Inc.
100,000	6.75%, due 8/15/26 (b)		102,625
	New Enterprise Stone & Lime Co., Inc.
600,000	6.25%, due 3/15/26 (b)		612,000
	Zachry Holdings, Inc.
775,000	7.50%, due 2/1/20 (b)		778,875
			3,364,826
	Machinery Manufacturing	2.9%
	JPW Industries Holding Corp.
590,000	9.00%, due 10/1/24 (b)		600,325

	RBS Global, Inc./ Rexnord LLC
100,000	4.875%, due 12/15/25 (b)		96,750
	Titan Acquisition Ltd. / Titan Co-Borrower LLC
600,000	7.75%, due 4/15/26 (b)		516,570
	Titan International, Inc.
600,000	6.50%, due 11/30/23		591,000
			1,804,645
	Manufactured Goods	3.4%
	FXI Holdings, Inc.
645,000	7.875%, due 11/1/24 (b)		623,231
	Grinding Media Inc./ MC Grinding Media Canada, Inc.
800,000	7.375%, due 12/15/23 (b)		841,752
	Park-Ohio Industries, Inc.
660,000	6.625%, due 4/15/27		678,150
			2,143,133
	Media Non-Cable	1.2%
	R.R. Donnelley & Sons Co.
750,000	6.50%, due 11/15/23		760,313
	Medical Equipment and Supplies Manufacturing	1.0%
	Vista Outdoor, Inc.
650,000	5.875%, due 10/1/23		640,250
	Metals and Mining	4.3%
	American Gilsonite Co.
365,942	17.00% Cash or 17.00% PIK, due 12/31/21 (b) (e)		408,025
	Emeco Pty Ltd.
560,006	9.25%, due 3/31/22		596,686
	Rain CII Carbon LLC/CII Carbon Corp.
650,000	7.25%, due 4/1/25 (b)		669,500
	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
500,000	7.50%, due 6/15/25 (b)		522,500
	TMS International Corp.
480,000	7.25%, due 8/15/25 (b)		484,800
			2,681,511
	Oil and Gas Extraction	0.7%
	Welltec A/S
450,000	9.50%, due 12/1/22 (b)		464,400
	Oil and Gas Services and Equipment	2.1%
	Archrock Partners LP
800,000	6.00%, due 4/1/21		802,000
	USA Compression Partners LP / USA Compression Finance Corp.
515,000	6.875%, due 4/1/26 (b)		534,956
			1,336,956
	Paper	4.9%
	Clearwater Paper Corp.
520,000	4.50%, due 2/1/23		484,900
	Hardwoods Acquisition, Inc.
900,000	7.50%, due 8/1/21 (b)		829,125
	Mercer International, Inc.
190,000	6.50%, due 2/1/24		195,225
560,000	5.50%, due 1/15/26 (b)		547,400
	NWH Escrow Corp.
400,000	7.50%, due 8/1/21 (b)		367,500

	Rayonier A.M. Products, Inc.
700,000	5.50%, due 6/1/24 (b)		670,481
			3,094,631
	Petroleum and Petroleum Products Merchant Wholesalers	0.9%
	Sunoco LP/Sunoco Finance Corp.
600,000	5.50%, due 2/15/26 (b)		576,000
	Pipelines	2.9%
	Rose Rock Midstream, L.P.
650,000	5.625%, due 7/15/22		647,563
	Summit Midstream Holdings, LLC
700,000	5.50%, due 8/15/22		700,000
	TransMontaigne Partners LP/TLP Finance Corp.
500,000	6.125%, due 2/15/26		472,500
			1,820,063
	Publishing and Broadcasting	2.5%
	Salem Media Group, Inc.
480,000	6.75%, due 6/1/24 (b)		429,600
	Townsquare Media, Inc.
600,000	6.50%, due 4/1/23 (b)		564,750
	Urban One, Inc.
600,000	9.25%, due 2/15/20 (b)		597,000
			1,591,350
	Railroad	0.8%
	Watco Companies, Inc.
500,000	6.375%, due 4/1/23 (b)		513,125
	Real Estate	0.6%
	Iron Mountain, Inc.
430,000	4.875%, due 9/15/27 (b)		400,588
	Refining and Marketing	1.0%
	Calumet Specialty Products Partners LP / Calumet Finance Corp.
600,000	7.75%, due 4/15/23		597,000
	Retail - Consumer Discretionary	2.5%
	Beacon Roofing Supply, Inc.
300,000	6.375%, due 10/1/23		309,750
	Hertz Corp.
600,000	5.875%, due 10/15/20		599,814
	Hillman Company, Inc.
600,000	6.375%, due 7/15/22 (b)		573,000
	Party City Holdings, Inc.
100,000	6.625%, due 8/1/26 (b)		101,000
			1,583,564
	Software and Services	5.3%
	Ascend Learning LLC
640,000	6.875%, due 8/1/25 (b)		648,000
	Donnelley Financial Solutions, Inc.
650,000	8.25%, due 10/15/24		682,500
	Informatica LLC
670,000	7.125%, due 7/15/23 (b)		685,075
	RP Crown Parent, LLC
535,000	7.375%, due 10/15/24 (b)		553,565
	Sophia, L.P.
700,000	9.00%, due 9/30/23 (b)		733,249
			3,302,389

	Technology	1.0%
	Cardtronics, Inc.
650,000	5.125%, due 8/1/22		641,225
	Transportation and Logistics	3.1%
	J.B. Poindexter & Co., Inc.
600,000	7.125%, due 4/15/26 (b)		623,250
	Martin Midstream Partners L.P.
650,000	7.25%, due 2/15/21		651,625
	Mobile Mini, Inc.
650,000	5.875%, due 7/1/24		661,375
			1,936,250
	Transportation Services	2.4%
	LBC Tank Terminals Holding
1,000,000	6.875%, due 5/15/23 (b)		1,002,500
	OPE KAG Finance Sub, Inc.
500,000	7.875%, due 7/31/23 (b)		515,625
			1,518,125
	Utilities	1.0%
	Rockpoint Gas Storage Canada Ltd.
500,000	7.00%, due 3/31/23 (b)		506,250
	Superior Plus LP / Superior General Partner, Inc.
100,000	7.00%, due 7/15/26 (b)		100,625
			606,875
	Waste and Environment Services and Equipment	3.4%
	CD&R Waterworks Merger Sub LLC
520,000	6.125%, due 8/15/25 (b)		501,800
	GFL Environmental, Inc.
600,000	5.375%, due 3/1/23 (b)		571,500
	Waste Pro USA, Inc.
480,000	5.50%, due 2/15/26 (b)		464,400
	Wrangler Buyer Corp.
650,000	6.00%, due 10/1/25 (b)		630,500
			2,168,200
	Wireline Telecommunications Services	1.5%
	Consolidated Communications, Inc.
500,000	6.50%, due 10/1/22		474,375
	West Corp.
500,000	8.50%, due 10/15/25 (b)		457,500
			931,875
	Total Corporate Bonds (cost $61,895,914)		61,657,271

	RIGHTS	0.0%
	Momentive Performance Escrow
1	8.875%, due 10/15/20 (c) (d)		-

	SHORT-TERM INVESTMENTS	0.2%
122,530	Invesco STIT-Government & Agency Portfolio - Class I, 1.85% (a)		122,530
	Total Short-Term Investments (cost $122,530)		122,530

	Total Investments (cost $62,018,444)	98.4%	61,779,801
	Other Assets less Liabilities	1.6%	1,034,778
	TOTAL NET ASSETS	100.0%	$62,814,579

(a)	Rate shown is the 7-day annualized yield as of August 31, 2018.
(b)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”
Pacific Income Advisers, Inc., the Fund’s adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.
As of August 31, 2018, the value of these investments was $45,801,464 or 72.92% of total net assets.
(c)
Restricted security.  The escrow shares were received through a distribution on October 29, 2014 for the purpose of receiving future distributions from the plan of reorganization.  As of August 31, 2018, the security had a cost and value of $0 (0.0% of total net assets).

(d)	Valued at a fair value in accordance with procedures established by the Fund’s Board of Trustees.
Value determined using significant unobservable inputs.
(e)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.

PIA MBS BOND FUND
Schedule of Investments - August 31, 2018 (Unaudited)

Principal
Amount/Shares			Value
	MORTGAGE-BACKED SECURITIES	98.6%
	Commercial Mortgage-Backed Securities	1.2%
	Aventura Mall Trust
$ 800,000	3.867%, due 12/5/32, Series 2013-AVM, Class A (a) (c)		$813,460
	U.S. Government Securities	97.4%
	FHLMC Pool
254,373	4.00%, due 3/1/26, #J14785		261,328
528,611	3.00%, due 11/1/26, #G18409		528,463
296,193	3.00%, due 6/1/27, #G14497		296,109
801,706	2.50%, due 12/1/31, #G18622		779,336
116,795	4.50%, due 10/1/35, #A37869		121,885
239,050	6.50%, due 9/1/36, #A54908		270,624
129,075	6.00%, due 6/1/37, #A62176		140,107
116,692	6.00%, due 6/1/37, #A62444		126,667
272	7.00%, due 9/1/37, #A66041		274
167,640	5.00%, due 10/1/38, #G04832		178,994
104,293	5.00%, due 2/1/39, #G05507		111,354
83,732	4.50%, due 11/1/39, #G05748		87,684
83,640	4.50%, due 12/1/39, #A90175		87,783
355,429	4.50%, due 5/1/40, #G06047		373,356
115,567	4.50%, due 8/1/40, #A93505		121,390
272,660	3.50%, due 1/1/41, #A96409		273,363
128,611	4.50%, due 1/1/41, #A96176		135,085
461,183	3.50%, due 2/1/42, #Q05996		462,378
381,170	3.50%, due 4/1/42, #Q07654		382,158
735,915	3.50%, due 5/1/42, #G08491		737,818
567,270	3.50%, due 6/1/42, #C09000		568,739
363,501	3.50%, due 6/1/42, #Q08641		364,442
394,331	3.50%, due 8/1/42, #Q10324		395,350
450,605	3.50%, due 6/1/43, #V80161		451,770
464,667	3.00%, due 8/1/43, #G08540		453,641
276,932	3.00%, due 8/1/43, #Q20559		270,363
164,717	3.50%, due 8/1/43, #Q21435		165,144
479,906	3.50%, due 2/1/44, #Q24712		481,149
1,300,042	4.00%, due 8/1/44, #G08601		1,328,618
1,034,240	3.00%, due 3/1/45, #G08631		1,006,194
1,439,200	3.00%, due 5/1/45, #G08640		1,399,384
739,223	3.00%, due 5/1/45, #Q33337		718,205
520,292	3.50%, due 11/1/45, #G08676		519,063
220,195	3.00%, due 12/1/46, #Q44655		213,434
2,966,713	3.00%, due 1/1/47, #G08741		2,873,958
568,027	3.00%, due 1/1/47, #Q45636		550,598
181,794	3.00%, due 2/1/47, #G08747		176,167
630,682	4.50%, due 3/1/47, #G08754		655,855
108,848	4.50%, due 3/1/47, #V83115		113,188
249,836	4.50%, due 4/1/47, #G08759		259,813

492,087	4.50%, due 11/1/47, #G61280	511,730
300,000	3.50%, due 2/1/48, #V83957	298,674
1,335,700	4.00%, due 2/1/48, #G08801	1,362,103
499,999	3.50%, due 4/1/48, #Q55213	497,770
1,495,106	4.00%, due 4/1/48, #V84183	1,524,478
597,693	4.50%, due 5/1/48, #G08820	621,583
164,300	4.00%, due 6/1/48, #G08817	167,531
402,307	4.50%, due 6/1/48, #V84282	418,388
700,000	3.50%, due 9/1/48, #G08835	696,858
	FNMA Pool
360,930	3.00%, due 8/1/21, #AL0579	359,135
125,130	5.50%, due 7/1/22, #905040	127,879
489,097	4.50%, due 7/1/23, #254846	508,240
123,758	4.00%, due 12/1/25, #AH6058	126,786
139,102	4.00%, due 1/1/26, #AH3925	142,551
286,911	4.00%, due 5/1/26, #AH8174	294,233
435,859	3.00%, due 9/1/27, #AQ0333	436,040
314,854	2.50%, due 4/1/31, #BC4938	307,552
814,186	2.50%, due 10/1/31, #BC9305	792,039
839,748	2.50%, due 11/1/31, #BD9466	816,906
480,960	3.00%, due 12/1/32, #MA3218	478,639
496,868	3.50%, due 5/1/33, #BK5720	502,950
437,499	3.50%, due 5/1/33, #BK5745	442,851
488,483	3.50%, due 5/1/33, #MA3364	494,443
60,737	3.50%, due 6/1/33, #BK5999	61,480
128,907	5.00%, due 5/1/36, #745515	137,832
155,192	6.00%, due 6/1/37, #888413	171,627
532	5.00%, due 1/1/39, #AA0862	565
104,682	4.50%, due 6/1/39, #AA7681	109,750
658,355	4.00%, due 12/1/39, #AE0215	675,354
187,545	5.00%, due 5/1/40, #AD6374	201,038
117,391	4.00%, due 10/1/40, #AE6057	120,456
228,374	4.00%, due 12/1/40, #MA0583	234,337
106,038	4.50%, due 5/1/41, #AI1888	110,982
113,185	4.00%, due 11/1/41, #AJ4668	116,149
223,448	4.00%, due 11/1/41, #AJ5643	229,299
163,257	4.00%, due 4/1/42, #MA1028	167,510
1,068,975	3.50%, due 7/1/43, #AB9774	1,071,840
1,184,649	3.00%, due 8/1/43, #AU3363	1,156,658
322,330	4.00%, due 6/1/44, #AW4979	329,183
483,210	4.00%, due 9/1/44, #AS3392	493,318
414,134	4.00%, due 11/1/44, #AS3903	422,695
346,967	4.00%, due 11/1/44, #AS3906	354,193
386,341	3.00%, due 4/1/45, #AS4774	375,660
629,091	3.50%, due 4/1/45, #AY3376	627,271
203,758	3.00%, due 5/1/45, #AY6042	198,124
284,931	3.00%, due 6/1/45, #AZ0171	276,971
1,497,490	3.00%, due 6/1/45, #AZ0504	1,456,932
732,075	3.00%, due 6/1/45, #AZ2754	711,207
670,852	3.50%, due 8/1/45, #AS5699	668,911
329,306	3.50%, due 9/1/45, #AS5722	328,353
957,818	3.00%, due 10/1/45, #AZ6877	928,571

1,565,505	3.50%, due 12/1/45, #BA2275		1,560,811
1,205,878	3.50%, due 12/1/45, #MA2471		1,202,388
760,417	3.50%, due 3/1/46, #MA2549		758,061
1,515,583	3.00%, due 7/1/46, #MA2670		1,468,894
875,168	3.00%, due 9/1/46, #AS7904		848,072
83,519	4.00%, due 2/1/47, #BE7985		85,126
275,978	3.00%, due 4/1/47, #AS9448		267,387
372,198	4.00%, due 4/1/47, #MA2960		379,346
456,873	3.00%, due 5/1/47, #AS9562		442,651
544,283	4.00%, due 5/1/47, #AS9487		554,735
467,767	3.50%, due 8/1/47, #MA3087		465,616
887,990	3.50%, due 9/1/47, #MA3120		883,860
633,760	4.50%, due 11/1/47, #BJ1795		658,569
113,516	4.50%, due 11/1/47, #BM3286		117,961
1,482,521	3.50%, due 3/1/48, #MA3305		1,475,486
247,193	4.50%, due 4/1/48, #MA3334		256,920
3,000,001	4.50%, due 5/1/48, #BM4135		3,117,424
994,312	4.00%, due 6/1/48, #MA3384		1,013,300
1,292,163	4.00%, due 7/1/48, #MA3415		1,316,838
	GNMA Pool
152,539	4.50%, due 5/15/39, #717066		159,673
213,715	5.50%, due 6/15/39, #714720		230,601
218,066	4.50%, due 7/15/39, #720160		228,261
538,666	5.00%, due 9/15/39, #726311		575,141
612,081	4.00%, due 6/15/45, #AM8608		627,434
377,532	4.00%, due 2/15/46, #AR3772		392,351
52,985	4.00%, due 5/15/46, #AT7406		54,319
514,540	4.00%, due 10/15/46, #AQ0545		527,705
388,782	4.00%, due 12/15/46, #AQ0562		399,066
24,016	4.00%, due 12/15/46, #AQ0563		24,612
1,030,885	3.00%, due 5/15/47, #AW1730		1,011,049
200,042	3.00%, due 5/15/47, #AZ5535		196,196
466,066	3.00%, due 8/15/47, #AZ5554		457,107
1,495,221	3.50%, due 11/15/47, #BD4824		1,499,811
1,017,338	4.00%, due 11/15/47, #BB3817		1,042,958
			66,406,585
	Total Mortgage-Backed Securities (cost $67,781,723)		67,220,045

	SHORT-TERM INVESTMENTS	1.2%
832,010	Fidelity Institutional Money Market Government Portfolio - Class I, 1.82% (b)		832,010
	Total Short-Term Investments (cost $832,010)		832,010

	Total Investments (cost $68,613,733)	99.8%	68,052,055
	Other Assets less Liabilities	0.2%	157,780
	TOTAL NET ASSETS	100.0%	$68,209,835

(a)	Variable rate security. The coupon is based on an underlying pool of loans. Rate shown reflects the rate in effect as of August 31, 2018.
(b)	Rate shown is the 7-day annualized yield as of August 31, 2018.
(c)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”
Pacific Income Advisers, Inc., the Fund’s adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.
As of August 31, 2018, the value of these investments was $813,460 or 1.19% of total net assets.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

PIA SHORT-TERM SECURITIES FUND
Schedule of Investments - August 31, 2018 (Unaudited)

Principal
Amount/Shares			Value
	CORPORATE BONDS	53.3%
	Aerospace and Defense	1.4%
	General Dynamics Corp.
$ 950,000	2.718% (3 Month LIBOR USD + 0.380%), due 5/11/21 (e)		$956,780
	Lockheed Martin Corp.
500,000	1.85%, due 11/23/18		499,286
	Rockwell Collins, Inc.
500,000	1.95%, due 7/15/19		496,166
	United Technologies Corp.
500,000	2.965% (3 Month LIBOR USD + 0.650%), due 8/16/21 (e)		501,127
			2,453,359
	Automobiles Manufacturing	1.5%
	American Honda Finance Corp.
1,000,000	2.00%, due 2/14/20		988,208
	BMW US Capitals, LLC
1,000,000	2.689% (3 Month LIBOR USD + 0.370%), due 8/14/20 (a) (e)		1,002,105
	Harley-Davidson Financial Services, Inc.
500,000	2.812% (3 Month LIBOR USD + 0.500%), due 5/21/20 (a) (e)		501,704
			2,492,017
	Autos	1.2%
	Ford Motor Credit Co., LLC
1,000,000	2.021%, due 5/3/19		993,011
	General Motors Financial Co., Inc.
1,000,000	2.35%, due 10/4/19		994,260
			1,987,271
	Banks	11.9%
	Bank of Montreal
500,000	2.10%, due 12/12/19		495,910
1,000,000	2.797% (3 Month LIBOR USD + 0.460%), due 4/13/21 (e)		1,005,155
	Bank of Nova Scotia
500,000	2.15%, due 7/14/20		492,270
1,000,000	2.50%, due 1/8/21		985,268
	BB&T Corp.
2,000,000	2.911% (3 Month LIBOR USD + 0.570%), due 6/15/20 (e)		2,014,472
	Citigroup, Inc.
2,000,000	2.45%, due 1/10/20		1,985,483
	Citizens Bank, N.A.
500,000	2.20%, due 5/26/20		491,088
	Discover Bank
1,000,000	2.60%, due 11/13/18		1,000,086
	Goldman Sachs Bank USA/New York NY
2,000,000	3.20%, due 6/5/20		2,008,229
	JPMorgan Chase Bank NA
1,000,000	1.65%, due 9/23/19		989,153
	KeyBank NA
1,000,000	2.35%, due 3/8/19		998,986
	PNC Bank NA
500,000	2.00%, due 5/19/20		491,482
	Regions Bank Birmingham Alabama
2,000,000	2.838% (3 Month LIBOR USD + 0.500%), due 8/13/21 (e)		2,001,943
	Royal Bank of Canada
1,000,000	2.729% (3 Month LIBOR USD + 0.390%), due 4/30/21 (e)		1,003,199
	SunTrust Bank
1,000,000	2.25%, due 1/31/20		990,153

	Toronto Dominion Bank
1,500,000	1.45%, due 9/6/18		1,499,961
2,000,000	2.606% (3 Month LIBOR USD + 0.280%), due 6/11/20 (e)		2,005,861
			20,458,699
	Biotechnology	0.5%
	Gilead Sciences, Inc.
800,000	1.85%, due 9/4/18		800,000
	Chemicals	1.5%
	PPG Industries, Inc.
1,000,000	3.60%, due 11/15/20		1,007,580
	Sherwin-Williams Co.
1,600,000	2.25%, due 5/15/20		1,578,938
			2,586,518
	Commercial Finance	0.6%
	Air Lease Corp.
500,000	2.625%, due 9/4/18		500,000
	Aviation Capital Group LLC
500,000	3.013% (3 Month LIBOR USD + 0.670%), due 7/30/21 (a) (e)		501,403
			1,001,403
	Communications Equipment	0.6%
	Apple, Inc.
1,000,000	1.70%, due 2/22/19		996,976
	Construction Materials Manufacturing	0.9%
	Martin Marietta Materials, Inc.
500,000	2.96% (3 Month LIBOR USD + 0.650%), due 5/22/20 (e)		502,153
	Vulcan Materials Co.
1,000,000	2.941% (3 Month LIBOR USD + 0.600%), due 6/15/20 (e)		1,002,072
			1,504,225
	Consumer Finance	1.2%
	American Express Co.
1,000,000	2.837% (3 Month LIBOR USD + 0.525%), due 5/17/21 (e)		1,006,281
	American Express Credit Corp.
1,000,000	1.70%, due 10/30/19		988,133
			1,994,414
	Consumer Products	0.3%
	The Estee Lauder Companies Inc.
500,000	1.80%, due 2/7/20		493,167
	Containers and Packaging	0.6%
	Packaging Corp. of America
1,000,000	2.45%, due 12/15/20		983,521
	Drugs and Druggists’ Sundries Merchant Wholesalers	0.3%
	Cardinal Health, Inc.
500,000	1.948%, due 6/14/19		497,015
	Electrical Equipment Manufacturing	1.1%
	Fortive Corp.
1,000,000	1.80%, due 6/15/19		990,688
	Honeywell International, Inc.
1,000,000	1.40%, due 10/30/19		985,575
			1,976,263
	Financial Services	1.0%
	CBOE Global Markets, Inc.
500,000	1.95%, due 6/28/19		496,984
	Charles Schwab Corp.
1,000,000	2.632% (3 Month LIBOR USD + 0.320%), due 5/21/21 (e)		1,004,067
	Morgan Stanley
250,000	3.119% (3 Month LIBOR USD + 0.800%), due 2/14/20 (e)		250,568
			1,751,619

	Food	0.6%
	Kroger Co.
1,000,000	1.50%, due 9/30/19		985,392
	Food and Beverage	2.3%
	Campbell Soup Co.
500,000	2.971% (3 Month LIBOR USD + 0.630%), due 3/15/21 (e)		500,582
	Coca-Cola Co.
1,000,000	1.375%, due 5/30/19		991,649
	General Mills, Inc.
500,000	2.879% (3 Month LIBOR USD + 0.540%), due 4/16/21 (e)		502,417
	Kraft Heinz Foods Co.
1,000,000	2.91% (3 Month LIBOR USD + 0.570%), due 2/10/21 (e)		1,002,180
	Tyson Foods, Inc.
1,000,000	2.871% (3 Month LIBOR USD + 0.550%), due 6/2/20 (e)		1,004,131
			4,000,959
	Health and Personal Care Stores	0.3%
	CVS Health Corp.
500,000	3.047% (3 Month LIBOR USD + 0.720%), due 3/9/21 (e)		504,487
	Health Care Facilities and Services	1.1%
	Express Scripts Holding Co.
2,000,000	2.60%, due 11/30/20		1,967,808
	Home and Office Products Manufacturing	0.3%
	Newell Brands, Inc.
500,000	2.15%, due 10/15/18		499,789
	Machinery Manufacturing	1.7%
	Ingersoll-Rand Global Holding Co. Ltd.
1,000,000	2.90%, due 2/21/21		992,419
	John Deere Capital Corp.
2,000,000	1.65%, due 10/15/18		1,998,158
			2,990,577
	Mass Merchants	0.6%
	Walmart, Inc.
1,000,000	2.567% (3 Month LIBOR USD + 0.230%), due 6/23/21 (e)		1,006,732
	Medical Equipment and Devices Manufacturing	1.8%
	Abbott Laboratories
1,000,000	2.00%, due 9/15/18		999,809
173,000	2.35%, due 11/22/19		171,895
	Danaher Corp.
500,000	1.65%, due 9/15/18		499,870
	Medtronic Global Holdings SCA
1,000,000	1.70%, due 3/28/19		995,468
	Stryker Corp.
500,000	2.00%, due 3/8/19		498,546
			3,165,588
	Medical Equipment and Supplies Manufacturing	0.6%
	Becton Dickinson and Co.
1,000,000	3.209% (3 Month LIBOR USD + 0.875%), due 12/29/20 (e)		1,002,008
	Navigational, Measuring, Electromedical, and Control Instruments Manufacturing	0.7%
	Northrop Grumman Corp.
1,300,000	2.08%, due 10/15/20		1,274,026
	Nondepository Credit Intermediation	0.6%
	Caterpillar Financial Services Corp.
1,000,000	1.85%, due 9/4/20		979,485
	Oil and Gas Services and Equipment	0.3%
	Schlumberger Finance Canada Ltd.
500,000	2.20%, due 11/20/20 (a)		489,225
	Other Food Manufacturing	0.9%
	Conagra Brands, Inc.
1,000,000	2.839% (3 Month LIBOR USD + 0.500%), due 10/9/20 (e)		997,188

	J.M. Smucker Co.
500,000	2.20%, due 12/6/19		495,177
			1,492,365
	Other Telecommunications	0.6%
	AT&T, Inc.
1,000,000	2.30%, due 3/11/19		998,221
	Pharmaceuticals	2.9%
	Bayer US Finance II LLC
1,000,000	2.965% (3 Month LIBOR USD + 0.630%), due 6/25/21 (a) (e)		1,004,725
	GlaxoSmithKline Capital Plc
2,000,000	2.669% (3 Month LIBOR USD + 0.350%), due 5/14/21 (e)		2,017,478
	Johnson & Johnson
1,000,000	1.95%, due 11/10/20		984,361
	Shire Acquisitions Investments Ireland DAC
500,000	1.90%, due 9/23/19		494,323
	Teva Pharmaceutical Finance Netherlands III BV
500,000	1.70%, due 7/19/19		491,652
			4,992,539
	Publishing & Broadcasting	0.6%
	Discovery Communications LLC
1,000,000	2.20%, due 9/20/19		992,150
	Refining and Marketing	0.3%
	Phillips 66
500,000	2.911% (3 Month LIBOR USD + 0.600%), due 2/26/21 (e)		500,672
	Restaurants	0.9%
	McDonald’s Corp.
500,000	2.10%, due 12/7/18		499,604
	Starbucks Corp.
1,000,000	2.20%, due 11/22/20		981,818
			1,481,422
	Retail - Consumer Discretionary	0.6%
	Home Depot, Inc.
1,000,000	1.80%, due 6/5/20		983,853
	Retail - Consumer Staples	0.8%
	Sysco Corp.
1,400,000	1.90%, due 4/1/19		1,394,126
	Semiconductor and Other Electronic Component Manufacturing	0.3%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
500,000	2.375%, due 1/15/20		494,839
	Semiconductors	0.6%
	Intel Corp.
1,000,000	1.85%, due 5/11/20		985,778
	Software and Services	1.4%
	DXC Technology Co.
500,000	2.875%, due 3/27/20		495,846
	Equifax, Inc.
500,000	3.184% (3 Month LIBOR USD + 0.870%), due 8/15/21 (e)		503,540
	Microsoft Corp.
1,460,000	1.30%, due 11/3/18		1,457,432
			2,456,818
	Supermarkets and Pharmacies	1.1%
	Alimentation Couche-Tard, Inc.
2,000,000	2.35%, due 12/13/19 (a)		1,980,887
	Transportation & Logistics	0.6%
	PACCAR Financial Corp.
500,000	1.20%, due 8/12/19		493,062
	United Parcel Service, Inc.
500,000	2.05%, due 4/1/21		489,160
			982,222

	Travel & Lodging	0.3%
	Royal Caribbean Cruises Ltd.
500,000	2.65%, due 11/28/20		491,848
	Utilities	5.9%
	Consolidated Edison Co. of New York, Inc.
2,000,000	2.739% (3 Month LIBOR USD + 0.400%), due 6/25/21 (e)		2,008,747
	Dominion Resources, Inc.
1,000,000	1.875%, due 1/15/19		997,475
500,000	1.60%, due 8/15/19		494,323
	Duke Energy Florida LLC
375,000	2.10%, due 12/15/19		373,401
	Edison International
500,000	2.125%, due 4/15/20		490,539
	Eversource Energy
1,900,000	2.50%, due 3/15/21		1,866,189
	Pacific Gas & Electric Co.
1,000,000	2.541% (3 Month LIBOR USD + 0.230%), due 11/28/18 (e)		998,539
	Public Service Enterprise Group, Inc.
2,000,000	1.60%, due 11/15/19		1,970,111
	Sempra Energy
1,000,000	1.625%, due 10/7/19		984,512
			10,183,836
	Total Corporate Bonds (cost $91,704,988)		91,254,119

	ASSET-BACKED SECURITIES	0.6%
	Other Asset-Backed Securities	0.6%
	BlueVirgo Trust
976,625	3.00%, due 12/15/22, Series 15-1A (a) (c)		976,615
	Total Asset-Backed Securities (cost $972,244)		976,615

	MORTGAGE-BACKED SECURITIES	2.8%
	U.S. Government Agencies	2.8%
	FHLMC ARM Pool (e)
944	4.081% (1 Year CMT Rate + 2.308%), due 2/1/22, #845113		956
5,933	2.999% (1 Year CMT Rate + 1.874%), due 10/1/22, #635206		6,011
1,624	3.795% (1 Year CMT Rate + 2.304%), due 6/1/23, #845755		1,637
168,380	3.531% (1 Year CMT Rate + 2.276%), due 1/1/25, #785726		173,902
8,713	3.533% (12 Month LIBOR USD + 1.783%), due 1/1/33, #1B0668		8,862
213,355	3.50% (1 Year CMT Rate + 2.250%), due 10/1/34, #782784		226,108
57,519	3.427% (12 Month LIBOR USD + 1.677%), due 12/1/34, #1G0018		59,764
44,349	4.084% (12 Month LIBOR USD + 1.888%), due 4/1/36, #847671		46,915
	FHLMC Pool
83,820	5.00%, due 10/1/38, #G04832		89,497
	FNMA ARM Pool (e)
15,699	4.665% (6 Month LIBOR USD + 2.165%), due 7/1/25, #555206		15,735
50,687	3.481% (1 Year CMT Rate + 1.520%), due 7/1/27, #424953		50,733
57,996	3.956% (1 Year CMT Rate + 2.225%), due 3/1/28, #556438		59,352
52,699	3.652% (1 Year CMT Rate + 2.025%), due 6/1/29, #508399		53,563
139,953	3.769% (1 Year CMT Rate + 2.048%), due 4/1/30, #562912		144,132
25,315	3.846% (1 Year CMT Rate + 2.208%), due 10/1/30, #670317		25,864
34,525	4.365% (12 Month LIBOR USD + 1.615%), due 9/1/31, #597196		34,701
22,214	3.402% (1 Year CMT Rate + 2.152%), due 11/1/31, #610547		22,658
155,455	3.68% (12 Month LIBOR USD + 1.585%), due 10/1/33, #743454		161,841
593,827	3.50% (12 Month LIBOR USD + 1.750%), due 11/1/33, #755253		629,068
624,362	4.447% (1 Year CMT Rate + 2.295%), due 5/1/34, #AC5719		654,824
178,476	4.42% (12 Month LIBOR USD + 1.670%), due 7/1/34, #779693		184,806

118,336	3.166% (12 Month LIBOR USD + 1.416%), due 10/1/34, #795136		123,537
21,750	3.42% (12 Month LIBOR USD + 1.545%), due 1/1/35, #805391		22,686
53,706	3.358% (1 Year CMT Rate + 2.108%), due 10/1/35, #846171		56,804
50,451	3.732% (12 Month LIBOR USD + 1.625%), due 10/1/35, #845041		52,705
267,760	3.394% (12 Month LIBOR USD + 1.564%), due 1/1/36, #849264		278,102
46,055	4.325% (12 Month LIBOR USD + 1.748%), due 6/1/36, #872502		48,493
297,913	3.468% (12 Month LIBOR USD + 1.680%), due 1/1/37, #906389		313,813
130,399	3.817% (12 Month LIBOR USD + 1.914%), due 3/1/37, #907868		137,339
43,862	3.375% (12 Month LIBOR USD + 1.625%), due 10/1/37, #955963		45,002
244,414	3.765% (12 Month LIBOR USD + 2.015%), due 11/1/37, #953653		253,386
	FNMA Pool
239,319	5.00%, due 6/1/40, #AD5479		256,562
33,034	4.00%, due 11/1/41, #AJ3797		33,899
	GNMA II ARM Pool (e)
2,924	3.125% (1 Year CMT Rate + 1.500%), due 11/20/21, #8871		2,955
16,446	3.125% (1 Year CMT Rate + 1.500%), due 10/20/22, #8062		16,633
73,258	3.125% (1 Year CMT Rate + 1.500%), due 11/20/26, #80011		75,359
15,191	3.125% (1 Year CMT Rate + 1.500%), due 11/20/26, #80013		15,628
11,578	3.125% (1 Year CMT Rate + 1.500%), due 12/20/26, #80021		11,915
4,183	3.375% (1 Year CMT Rate + 1.500%), due 1/20/27, #80029		4,301
78,244	2.75% (1 Year CMT Rate + 1.500%), due 7/20/27, #80094		80,596
95,132	2.75% (1 Year CMT Rate + 1.500%), due 8/20/27, #80104		98,041
4,632	3.125% (1 Year CMT Rate + 1.500%), due 10/20/27, #80122		4,774
40,099	3.375% (1 Year CMT Rate + 1.500%), due 1/20/28, #80154		41,307
79,151	3.125% (1 Year CMT Rate + 1.500%), due 10/20/29, #80331		81,810
15,211	3.125% (1 Year CMT Rate + 1.500%), due 11/20/29, #80344		15,722
			4,722,298
	Total Mortgage-Backed Securities (cost $4,531,270)		4,722,298

	U.S. GOVERNMENT AGENCIES & INSTRUMENTALITIES	20.4%
	U.S. Government Agencies	11.6%
	FHLB
5,000,000	1.375%, due 3/18/19		4,975,485
2,000,000	1.375%, due 5/28/19		1,985,416
	FHLMC
1,000,000	0.875%, due 10/12/18		998,748
6,000,000	1.375%, due 8/15/19		5,938,974
1,000,000	1.50%, due 1/17/20		985,666
	FNMA
5,000,000	1.00%, due 10/24/19		4,915,550
			19,799,839
	U.S. Treasury Notes	8.8%
	U.S. Treasury Notes
5,000,000	0.75%, due 2/15/19		4,966,993
2,000,000	1.00%, due 3/15/19		1,986,914
3,300,000	0.875%, due 4/15/19		3,271,447
5,000,000	0.875%, due 6/15/19		4,941,406
			15,166,760
	TOTAL U.S. GOVERNMENT AGENCIES & INSTRUMENTALITIES (cost $35,240,158)		34,966,599

	SHORT-TERM INVESTMENTS	22.6%
	Money Market Fund	1.3%
2,250,399	Fidelity Institutional Money Market Government Portfolio - Class I, 1.82% (b)		2,250,399
	U.S. Treasury Bills	21.3%
	U.S. Treasury Bills
$ 7,000,000	1.882%, due 9/13/18 (d)		6,996,666
8,500,000	1.898%, due 9/20/18 (d)		8,492,794
5,000,000	1.942%, due 10/11/18 (d)		4,989,928

9,000,000	1.978%, due 10/18/18 (d)		8,978,248
7,000,000	1.985%, due 10/25/18 (d)		6,980,278
			36,437,914
	Total Short-Term Investments (cost $38,682,898)		38,688,313

	Total Investments (cost $171,131,558)	99.7%	170,607,944
	Other Assets less Liabilities	0.3%	547,370
	TOTAL NET ASSETS	100.0%	$171,155,314

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  The Fund’s adviser has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As August 31, 2018, the value of these investments was $6,456,664 or 3.77% of total net assets.

(b)	Rate shown is the 7-day annualized yield as of August 31, 2018.
(c)	Value determined using significant unobservable inputs.
(d)	Rate shown is the discount rate at August 31, 2018.
(e)	Variable or floating rate security based on a reference index and spread. The rate reported
	is the rate in effect as of August 31, 2018.

	ARM - Adjustable Rate Mortgage
	CMT - Constant Maturity Treasury
	FHLB - Federal Home Loan Bank
	FHLMC - Federal Home Loan Mortgage Corporation
	FNMA - Federal National Mortgage Association
	GNMA - Government National Mortgage Association
	LIBOR - London Interbank Offered Rate

PIA HIGH YIELD (MACS) FUND
Schedule of Investments - August 31, 2018 (Unaudited)

Principal
Amount/Shares			Value
	CORPORATE BONDS	97.7%
	Advertising & Marketing	0.7%
	Lamar Media Corp.
$ 520,000	5.75%, due 2/1/26		$542,100
	Aerospace/Defense	1.7%
	TransDigm, Inc.
700,000	6.00%, due 7/15/22		708,750
	Triumph Group, Inc.
590,000	7.75%, due 8/15/25		574,513
			1,283,263
	Apparel & Textile Products	0.4%
	HanesBrands, Inc.
210,000	4.875%, due 5/15/26 (b)		203,175
	Wolverine World Wide, Inc.
70,000	5.00%, due 9/1/26 (b)		67,725
			270,900
	Auto Parts Manufacturing	0.7%
	Delphi Technologies Plc
530,000	5.00%, due 10/1/25 (b)		501,937
	Biotechnology	1.0%
	Sotera Health Topco, Inc.
710,000	8.125% Cash or 8.875% PIK, due 11/1/21 (b) (e)		718,875
	Building Materials	0.6%
	U.S. Concrete, Inc.
470,000	6.375%, due 6/1/24		476,463
	Casinos and Gaming	0.4%
	Scientific Games International, Inc.
300,000	5.00%, due 10/15/25 (b)		285,750
	Chemical and Allied Products Merchant Wholesalers	0.9%
	Univar USA, Inc.
650,000	6.75%, due 7/15/23 (b)		671,125

	Chemicals	9.6%
	CF Industries, Inc.
650,000	3.45%, due 6/1/23		626,437
	Consolidated Energy Finance SA
400,000	6.875%, due 6/15/25 (b)		414,200
300,000	6.50%, due 5/15/26 (b)		302,625
	CSTN Merger Sub, Inc.
690,000	6.75%, due 8/15/24 (b)		687,413
	Hexion Inc./Hexion Nova Scotia Finance ULC
400,000	9.00%, due 11/15/20		340,000
	Hexion U.S. Finance Corp.
380,000	6.625%, due 4/15/20		360,525
	Kissner Milling Company Ltd.
690,000	8.375%, due 12/1/22 (b)		705,525
	Koppers, Inc.
460,000	6.00%, due 2/15/25 (b)		463,450
	LSB Industries, Inc.
650,000	9.625%, due 5/1/23 (b)		680,874
	Momentive Performance Materials, Inc.
235,000	3.875%, due 10/24/21		251,450
	OCI NV
625,000	6.625%, due 4/15/23 (b)		649,219
	Platform Specialty Products Corp.
360,000	6.50%, due 2/1/22 (b)		369,450
	PolyOne Corp.
450,000	5.25%, due 3/15/23		465,323
	TPC Group, Inc.
925,000	8.75%, due 12/15/20 (b)		929,624
			7,246,115
	Commercial and Service Industry Machinery Manufacturing	0.7%
	ATS Automation Tooling Systems, Inc.
500,000	6.50%, due 6/15/23 (b)		517,500
	Communications Equipment	1.2%
	CommScope Technologies LLC
500,000	6.00%, due 6/15/25 (b)		520,000
	Plantronics, Inc.
350,000	5.50%, due 5/31/23 (b)		348,250
			868,250

	Construction Machinery	0.8%
	Jurassic Holdings III
600,000	6.875%, due 2/15/21 (b)		588,000
	Construction Materials Manufacturing	0.6%
	Boise Cascade Co.
440,000	5.625%, due 9/1/24 (b)		453,200
	Consumer Cyclical Services	1.2%
	APX Group, Inc.
85,000	6.375%, due 12/1/19		86,355
790,000	8.75%, due 12/1/20		791,975
			878,330
	Consumer Products	0.6%
	Central Garden & Pet Co.
220,000	6.125%, due 11/15/23		227,975
	Coty, Inc.
150,000	6.50%, due 4/15/26 (b)		141,469
	Energizer Gamma Acquisition, Inc.
100,000	6.375%, due 7/15/26 (b)		103,625
			473,069
	Consumer Services	4.0%
	AMN Healthcare, Inc.
350,000	5.125%, due 10/1/24 (b)		340,813
	Aramark Services, Inc.
300,000	5.00%, due 2/1/28 (b)		294,375
	Carriage Services, Inc.
450,000	6.625%, due 6/1/26 (b)		460,125
	LSC Communications, Inc.
550,000	8.75%, due 10/15/23 (b)		545,188
	Quad/Graphics, Inc.
800,000	7.00%, due 5/1/22		816,000
	Stonemor Partners LP
600,000	7.875%, due 6/1/21		573,000
			3,029,501
	Containers and Packaging	5.1%
	ARD Finance S.A.
550,000	7.125% Cash or 7.875% PIK, due 9/15/23 (e)		558,937

	BWAY Holding Co.
590,000	5.50%, due 4/15/24 (b)		587,788
	Cascades, Inc.
54,000	5.50%, due 7/15/22 (b)		54,270
153,000	5.75%, due 7/15/23 (b)		153,780
	Crown Americas LLC/Crown Americas Capital Corp V
300,000	4.25%, due 9/30/26		276,000
	Crown Americas LLC/Crown Americas Capital Corp VI
150,000	4.75%, due 2/1/26 (b)		144,375
	Flex Acquisition Co., Inc.
150,000	7.875%, due 7/15/26 (b)		150,563
	Multi-Color Corp.
580,000	6.125%, due 12/1/22 (b)		595,950
	Plastipak Holdings, Inc.
650,000	6.25%, due 10/15/25 (b)		602,063
	W/S Packaging Holdings, Inc.
700,000	9.00%, due 4/15/23 (b)		717,499
			3,841,225
	Distributors	0.7%
	Ferrellgas Partners LP
575,000	6.50%, due 5/1/21		529,000
	Diversified Manufacturing	0.8%
	Griffon Corp.
600,000	5.25%, due 3/1/22		594,180
	Educational Services	0.2%
	Graham Holdings Co.
150,000	5.75%, due 6/1/26 (b)		153,750
	Electrical Equipment Manufacturing	0.9%
	Itron, Inc.
690,000	5.00%, due 1/15/26 (b)		659,433
	Financial Services	1.7%
	LPL Holdings, Inc.
650,000	5.75%, due 9/15/25 (b)		637,000
	Trident Merger Sub, Inc.
700,000	6.625%, due 11/1/25 (b)		664,125
			1,301,125
	Food and Beverage	5.1%
	Clearwater Seafoods, Inc.
670,000	6.875%, due 5/1/25 (b)		648,225

	Dean Foods Co.
610,000	6.50%, due 3/15/23 (b)		582,550
	Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc.
750,000	8.50%, due 6/1/26 (b)		723,750
	Pilgrim’s Pride Corp.
700,000	5.75%, due 3/15/25 (b)		678,999
	Sigma Holdco BV
650,000	7.875%, due 5/15/26 (b)		617,500
	Simmons Foods, Inc.
600,000	7.75%, due 1/15/24 (b)		619,500
			3,870,524
	Hardware	0.9%
	Everi Payments Inc.
700,000	7.50%, due 12/15/25 (b)		712,950
	Health Care Facilities and Services	0.6%
	Hadrian Merger Sub, Inc.
500,000	8.50%, due 5/1/26 (b)		475,000
	Home Improvement	0.9%
	Apex Tool Group LLC/BC Mountain Finance, Inc.
700,000	9.00%, due 2/15/23 (b)		684,250
	Homebuilders	1.0%
	Williams Scotsman International, Inc.
750,000	6.875%, due 8/15/23 (b)		745,313
	Industrial - Other	5.2%
	Brand Energy & Infrastructure Services, Inc.
650,000	8.50%, due 7/15/25 (b)		670,313
	Cleaver-Brooks, Inc.
825,000	7.875%, due 3/1/23 (b)		853,875
	First Data Corp.
650,000	5.75%, due 1/15/24 (b)		665,438
	Frontdoor, Inc.
150,000	6.75%, due 8/15/26 (b)		153,938
	H&E Equipment Services, Inc.
410,000	5.625%, due 9/1/25		408,073
	New Enterprise Stone & Lime Co., Inc.
400,000	6.25%, due 3/15/26 (b)		408,000

	United Rentals North America, Inc.
250,000	5.50%, due 5/15/27		250,000
	Zachry Holdings, Inc.
550,000	7.50%, due 2/1/20 (b)		552,750
			3,962,387
	Machinery Manufacturing	3.8%
	Amsted Industries Inc.
300,000	5.375%, due 9/15/24 (b)		301,500
	JPW Industries Holding Corp.
600,000	9.00%, due 10/1/24 (b)		610,500
	RBS Global, Inc./ Rexnord LLC
150,000	4.875%, due 12/15/25 (b)		145,125
	Titan Acquisition Ltd. / Titan Co-Borrower LLC
700,000	7.75%, due 4/15/26 (b)		602,665
	Titan International, Inc.
1,000,000	6.50%, due 11/30/23		985,000
	Welbilt, Inc.
240,000	9.50%, due 2/15/24		264,000
			2,908,790
	Manufactured Goods	3.2%
	FXI Holdings, Inc.
700,000	7.875%, due 11/1/24 (b)		676,375
	Grinding Media Inc./MC Grinding Media Canada, Inc.
650,000	7.375%, due 12/15/23 (b)		683,924
	Optimas OE Solutions, Inc.
400,000	8.625%, due 6/1/21 (b)		404,000
	Park-Ohio Industries, Inc.
620,000	6.625%, due 4/15/27		637,050
			2,401,349
	Media Non-Cable	1.7%
	CBS Outdoor Americas Capital, LLC
890,000	5.625%, due 2/15/24		903,350
	R.R. Donnelley & Sons Co.
348,000	6.50%, due 11/15/23		352,785
			1,256,135
	Medical Equipment and Supplies Manufacturing	0.8%
	Vista Outdoor, Inc.
650,000	5.875%, due 10/1/23		640,250

	Metals and Mining	3.9%
	American Gilsonite Co.
419,758	17.00% Cash or 17.00% PIK, due 12/31/21 (b) (e)		468,030
	Emeco Pty Ltd.
588,879	9.25%, due 3/31/22		627,450
	Rain CII Carbon LLC/CII Carbon Corp.
650,000	7.25%, due 4/1/25 (b)		669,500
	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
710,000	7.50%, due 6/15/25 (b)		741,950
	TMS International Corp.
450,000	7.25%, due 8/15/25 (b)		454,500
			2,961,430
	Oil and Gas Extraction	0.7%
	Welltec A/S
550,000	9.50%, due 12/1/22 (b)		567,600
	Oil and Gas Services and Equipment	1.3%
	Archrock Partners LP
350,000	6.00%, due 4/1/21		350,875
	USA Compression Partners LP / USA Compression Finance Corp.
635,000	6.875%, due 4/1/26 (b)		659,606
			1,010,481
	Paper	5.7%
	Clearwater Paper Corp.
710,000	4.50%, due 2/1/23		662,075
	Hardwoods Acquisition, Inc.
400,000	7.50%, due 8/1/21 (b)		368,500
	Mercer International, Inc.
60,000	6.50%, due 2/1/24		61,650
690,000	5.50%, due 1/15/26 (b)		674,475
	Neenah, Inc.
700,000	5.25%, due 5/15/21 (b)		697,375
	NWH Escrow Corp.
400,000	7.50%, due 8/1/21 (b)		367,500
	Rayonier A.M. Products, Inc.
800,000	5.50%, due 6/1/24 (b)		766,264
	Xerium Technologies, Inc.
700,000	9.50%, due 8/15/21		736,750
			4,334,589

	Petroleum and Petroleum Products Merchant Wholesalers	0.9%
	Sunoco LP/Sunoco Finance Corp.
700,000	5.50%, due 2/15/26 (b)		672,000
	Pipelines	2.0%
	Exterran Partners, L.P.
100,000	6.00%, due 10/1/22		100,250
	Rose Rock Midstream, L.P.
700,000	5.625%, due 7/15/22		697,375
	Summit Midstream Holdings, LLC
220,000	5.50%, due 8/15/22		220,000
	TransMontaigne Partners LP/TLP Finance Corp.
500,000	6.125%, due 2/15/26		472,500
			1,490,125
	Publishing and Broadcasting	2.2%
	Salem Media Group, Inc.
420,000	6.75%, due 6/1/24 (b)		375,900
	Townsquare Media, Inc.
640,000	6.50%, due 4/1/23 (b)		602,400
	Urban One, Inc.
670,000	9.25%, due 2/15/20 (b)		666,650
			1,644,950
	Railroad	1.2%
	Watco Companies, Inc.
900,000	6.375%, due 4/1/23 (b)		923,625
	Real Estate	1.5%
	GEO Group, Inc.
580,000	5.125%, due 4/1/23		562,600
	Iron Mountain, Inc.
620,000	4.875%, due 9/15/27 (b)		577,592
			1,140,192
	Refining and Marketing	0.9%
	Calumet Specialty Products Partners LP / Calumet Finance Corp.
650,000	7.75%, due 4/15/23		646,750
	Retail - Consumer Discretionary	3.4%
	Beacon Roofing Supply, Inc.
480,000	6.375%, due 10/1/23		495,600

	Hertz Corp.
700,000	5.875%, due 10/15/20		699,783
	Hillman Company, Inc.
1,050,000	6.375%, due 7/15/22 (b)		1,002,749
	Party City Holdings, Inc.
150,000	6.625%, due 8/1/26 (b)		151,500
	Reliance Intermediate Holdings
210,000	6.50%, due 4/1/23 (b)		218,400
			2,568,032
	Software and Services	4.6%
	Ascend Learning LLC
570,000	6.875%, due 8/1/25 (b)		577,125
	Donnelley Financial Solutions, Inc.
580,000	8.25%, due 10/15/24		609,000
	Informatica LLC
670,000	7.125%, due 7/15/23 (b)		685,075
	Quintiles IMS Inc.
400,000	5.00%, due 10/15/26 (b)		396,500
	RP Crown Parent, LLC
590,000	7.375%, due 10/15/24 (b)		610,473
	Sophia, L.P.
550,000	9.00%, due 9/30/23 (b)		576,125
			3,454,298
	Technology	0.8%
	Cardtronics, Inc.
600,000	5.125%, due 8/1/22		591,900
	Transportation and Logistics	2.8%
	J.B. Poindexter & Co., Inc.
650,000	7.125%, due 4/15/26 (b)		675,187
	Martin Midstream Partners L.P.
650,000	7.25%, due 2/15/21		651,625
	Mobile Mini, Inc.
750,000	5.875%, due 7/1/24		763,125
			2,089,937
	Transportation Services	1.7%
	LBC Tank Terminals Holding
600,000	6.875%, due 5/15/23 (b)		601,500

	OPE KAG Finance Sub, Inc.
650,000	7.875%, due 7/31/23 (b)		670,313
			1,271,813
	Utilities	1.7%
	Amerigas Partners LP
370,000	5.50%, due 5/20/25		364,450
	Rockpoint Gas Storage Canada Ltd.
750,000	7.00%, due 3/31/23 (b)		759,375
	Superior Plus LP / Superior General Partner, Inc.
150,000	7.00%, due 7/15/26 (b)		150,938
			1,274,763
	Waste and Environment Services and Equipment	3.1%
	CD&R Waterworks Merger Sub LLC
460,000	6.125%, due 8/15/25 (b)		443,900
	GFL Environmental Inc.
200,000	5.625%, due 5/1/22 (b)		194,500
	Hulk Finance Corp.
500,000	7.00%, due 6/1/26 (b)		481,250
	Waste Pro USA, Inc.
700,000	5.50%, due 2/15/26 (b)		677,249
	Wrangler Buyer Corp.
550,000	6.00%, due 10/1/25 (b)		533,500
			2,330,399
	Wireline Telecommunications Services	1.6%
	Consolidated Communications, Inc.
330,000	6.50%, due 10/1/22		313,087
	West Corp.
560,000	5.375%, due 7/15/22 (b)		564,200
	Zayo Group, LLC
350,000	6.375%, due 5/15/25		367,062
			1,244,349
	Total Corporate Bonds (cost $74,377,453)		73,757,272

	RIGHTS	0.0%
	Momentive Performance Escrow
1	8.875%, due 10/15/20 (c) (d)		-

	SHORT-TERM INVESTMENTS	0.7%
561,827	Fidelity Institutional Money Market Government Portfolio - Class I, 1.82% (a)		561,827
	Total Short-Term Investments (cost $561,827)		561,827

	Total Investments (cost $74,939,280)	98.4%	74,319,099
	Other Assets less Liabilities	1.6%	1,217,513
	TOTAL NET ASSETS	100.0%	$75,536,612

(a)	Rate shown is the 7-day annualized yield as of August 31, 2018.
(b)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securites Act of 1933, as amended, and
	may be sold only to dealers in the program or other “qualified institutional buyers.”
	Pacific Income Advisers, Inc., the Fund’s adviser, has determined that such security is liquid in
	accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.
	As of August 31, 2018, the value of these investments was $50,523,874 or 66.89% of total net assets.
(c)	Restricted security. The escrow shares were received through a distribution on March 21, 2018,
	for the purpose of receiving future distributions from the plan of reorganization. As of August 31, 2018,
	the security had a cost and value of $0 (0.0% of total net assets).
(d)	Valued at a fair value in accordance with procedures established by the Fund’s Board of Trustees.
	Value determined using significant unobservable inputs.
(e)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.

PIA Funds

Notes to the Schedule of Investments
August 31, 2018 (Unaudited)

Note 1 – Securities Valuation

The PIA BBB Bond Fund, the PIA MBS Bond Fund, the PIA High Yield Fund, the PIA Short-Term Securities Fund, and the PIA High Yield (MACS) Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value.  The Funds determine the fair value of their investments and compute the net asset value per share of each Fund as of the close of regular trading on the New York stock exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

All foreign securities owned by the Funds are U.S. dollar denominated.

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.

Equity Securities – Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities - Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.  As of August 31, 2018, the PIA Funds held no illiquid securities.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds’ Board of Trustees (“Board”) as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Funds’ investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees.  As of August 31, 2018, Pacific Income Advisers, Inc. has determined that all the Rule 144A securities held by the Funds are considered liquid.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of August 31, 2018:

PIA BBB Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$159,416,826	$-	$159,416,826
Sovereign Bonds	-	12,492,924	-	12,492,924
U.S. Government Instrumentalities	-	2,505,127	-	2,505,127
Total Fixed Income	-	174,414,877	-	174,414,877
Short-Term Investments	1,078,952	-	-	1,078,952
Total Investments	$1,078,952	$174,414,877	$-	$175,493,829

PIA MBS Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Commercial Mortgage- Backed Securities	$-	$813,460	$-	$813,460
Mortgage-Backed Securities – U.S. Government Agencies	-	66,406,585	-	66,406,585
Total Fixed Income	-	67,220,045	-	67,220,045
Short-Term Investments	832,010	-	-	832,010
Total Investments	$832,010	$67,220,045	$-	$68,052,055

PIA High Yield Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$61,657,271	$-	$61,657,271
Total Fixed Income	-	61,657,271	-	61,657,271
Short-Term Investments	122,530	-	-	122,530
Total Investments	$122,530	$61,657,271	$-	$61,779,801

PIA Short-Term Securities Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$91,254,119	$-	$91,254,119
Asset-Backed Securities	-	-	976,615	976,615
Mortgage-Backed Securities	-	4,722,298	-	4,722,298
U.S. Government Agencies and Instrumentalities	-	34,966,599	-	34,966,599
Total Fixed Income	-	130,943,016	976,615	131,919,631
Short-Term Investments	2,250,399	36,437,914	-	38,688,313
Total Investments	$2,250,399	$167,380,930	$976,615	$170,607,944

PIA High Yield (MACS) Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$73,757,272	$-	$73,757,272
Total Fixed Income	-	73,757,272	-	73,757,272
Short-Term Investments	561,827	-	-	561,827
Total Investments	$561,827	$73,757,272	$-	$74,319,099

Refer to the Funds’ schedule of investments for a detailed break-out of securities. Transfers between levels are recognized at August 31, 2018, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  The PIA BBB Bond Fund and the PIA MBS Bond Fund held no Level 3 securities during the period ended August 31, 2018.

The following is a reconciliation of the PIA High Yield Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value

Common Stocks
Balance as of November 30, 2017	$2,109,177
Accrued discounts/premiums	-
Realized gain/(loss)	226,787
Change in unrealized appreciation/(depreciation)	(71,214)
Purchases	-
Sales	(2,264,750)
Transfers in and/or out of Level 3	-
Balance as of August 31, 2018	$0

The PIA High Yield Fund held no level 3 securities at August 31, 2018.

The following is a reconciliation of the Short-Term Securities Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value

Asset-Backed Securities
Balance as of November 30, 2017	$1,892,579
Accrued discounts/premiums	-
Realized gain/(loss)	4,086
Change in unrealized appreciation/(depreciation)	(9,155)
Purchases	-
Sales	(910,895)
Transfers in and/or out of Level 3	-
Balance as of August 31, 2018	$976,615

The change in unrealized appreciation/(depreciation) for level 3 securities still held at August 31, 2018, and still classified as level 3 was $(9,155). At August 31, 2018, the Fund’s primary pricing service provided a valuation for the BlueVirgo Trust bond based on a single broker quote. Due to a lack of significant observable inputs, the value of the BlueVirgo Trust bond is classified in level 3.

The following is a reconciliation of the High Yield (MACS) Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value

Common Stocks
Balance as of December 26, 2017	$-
Accrued discounts/premiums	-
Realized gain/(loss)	152,358
Change in unrealized appreciation/(depreciation)	-
Purchases	770,082
Sales	(922,440)
Transfers in and/or out of Level 3	-
Balance as of August 31, 2018	$-

The PIA High Yield (MACS) Fund held no level 3 securities at August 31, 2018.

Item 2. Controls and Procedures.
(a)
The Registrant’s Vice President/Secretary/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*          /s/ Emily R. Enslow
           Emily R. Enslow, Vice President/Secretary/Principal Executive Officer

Date          10/30/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Emily R. Enslow
             Emily R. Enslow, Vice President/Secretary/Principal Executive Officer

Date          10/30/18

By (Signature and Title)*          /s/ Cheryl L. King
Cheryl L. King, Treasurer/Principal Financial Officer

Date          10/30/18

* Print the name and title of each signing officer under his or her signature.